Cover	Dec. 06, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2023
Entity File Number	001-40883
Entity Registrant Name	Liberty Resources Acquisition Corp.
Entity Central Index Key	0001880151
Entity Tax Identification Number	86-3485220
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10 East 53rd St.
Entity Address, Address Line Two	Suite 3001
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	1-305
Local Phone Number	809-7217
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Trading Symbol	LIBYU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	LIBY
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Title of 12(b) Security	Redeemable Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	LIBYW
Security Exchange Name	NASDAQ